Loans and Debentures (Schedule of Contractual Conditions) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current maturities of long-term liabilities:
Loans from banks and others	$ 41,014	$ 22,347
Non-convertible debentures	76,427	58,222
Others	0	3,950
Total current liabilities	117,441	84,519
Non-current liabilities
Loans from banks and others	1,142,116	726,625
Non-convertible debentures	509,587	455,955
Total non-current liabilities	1,651,703	1,182,580
Total	$ 1,769,144	$ 1,267,099